PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	$ (848,520)	$ (386,932)	$ (351,419)
Net cash used in investing activities	(579,440)	(197,985)	(149,414)
Net cash provided by financing activities	1,459,527	284,708	758,131
Net (decrease) increase in cash and restricted cash	57,802	(312,398)	208,081
Cash and restricted cash at beginning of the year	427,135	739,533	531,452
Cash and restricted cash at end of the year	484,937	427,135	739,533
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	(45,034)	3,127	2,682
Net cash used in investing activities	(1,246,477)	(347,697)	(113,216)
Net cash provided by financing activities	1,260,592	27,163	392,053
Effect of exchange rate changes on cash	(1,668)	(1,812)	(10,161)
Net (decrease) increase in cash and restricted cash	(32,587)	(319,219)	271,358
Cash and restricted cash at beginning of the year	33,888	353,107	81,749
Cash and restricted cash at end of the year	$ 1,301	$ 33,888	$ 353,107